Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
REVENUE	$ 4,197.2	$ 3,771.1	$ 5,462.6
North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,168.2	2,532.5	3,345.6
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,116.7	544.0	923.7
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	209.6	161.6	377.0
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	37.8	76.0	76.4
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	478.6	383.0	603.3
Others [member]
Disclosure of geographical areas [line items]
REVENUE	186.3	74.0	136.6
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	4,197.2	3,771.1	5,462.6
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,168.2	2,532.5	3,345.6
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,116.7	544.0	923.7
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	209.6	161.6	377.0
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	37.8	76.0	76.4
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	478.6	383.0	603.3
Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	186.3	74.0	136.6
Commercial Aviation [Member]
Disclosure of geographical areas [line items]
REVENUE	1,316.4	1,114.4	2,234.4
Commercial Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,316.4	1,114.4	2,234.4
Commercial Aviation [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	687.6	858.4	1,399.8
Commercial Aviation [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	494.5	215.4	508.2
Commercial Aviation [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	3.3	4.8	256.9
Commercial Aviation [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.0	0.4	17.0
Commercial Aviation [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	1.8	3.0	0.7
Commercial Aviation [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	129.2	32.4	51.8
Defense and Security [Member]
Disclosure of geographical areas [line items]
REVENUE	594.4	653.9	576.3
Defense and Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	594.4	653.9	576.3
Defense and Security [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	58.1	108.8	66.5
Defense and Security [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	158.7	108.4	39.0
Defense and Security [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	80.8	81.6	1.8
Defense and Security [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	3.0	49.2	2.7
Defense and Security [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	285.8	297.6	431.8
Defense and Security [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	8.0	8.3	34.5
Executive Jets [Member]
Disclosure of geographical areas [line items]
REVENUE	1,130.1	1,071.5	1,397.0
Executive Jets [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,130.1	1,071.5	1,397.0
Executive Jets [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	807.2	1,054.4	1,181.6
Executive Jets [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	229.1	17.1	118.8
Executive Jets [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	27.6	0.0	20.3
Executive Jets [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	4.1	0.0	21.6
Executive Jets [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	62.1	0.0	54.7
Service and Support [member]
Disclosure of geographical areas [line items]
REVENUE	1,132.2	920.0	1,245.7
Service and Support [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,132.2	920.0	1,245.7
Service and Support [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	614.0	509.7	697.0
Service and Support [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	234.4	203.1	257.7
Service and Support [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	97.9	75.2	98.0
Service and Support [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	30.7	26.4	35.1
Service and Support [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	106.1	72.3	107.6
Service and Support [member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	49.1	33.3	50.3
All Other Segments [Member]
Disclosure of geographical areas [line items]
REVENUE	24.1	11.3	9.2
All Other Segments [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	24.1	11.3	9.2
All Other Segments [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1.3	1.2	0.7
All Other Segments [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 22.8	$ 10.1	$ 8.5